Legal Proceedings (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2018	Jun. 19, 2017	Apr. 01, 2016
Voting Right Increase		1200:1
Damages sought		$ 10,000,000
Paid to Grisaffi		3,500,000
Money spent by LSW		$ 6,500,000
Judgment against Grisaffi	$ 3,500,000		$ 3,500,000
Date Employment Agreement voided by court	Apr. 01, 2013		Apr. 01, 2013
Preferred Stock Issued Voided	$ 1,000,000		$ 1,000,000
Convertible Promissory Note Voided				$ 200,150	$ 184,300
Plaintiff seeking in damages	21,000		21,000
Lily Li
Preferred Stock Issued Voided	500,000		10,000,000
Epic One Group
Preferred Stock Issued Voided	550,000		11,000,000
LSW Holdings, LLC
Preferred Stock Issued Voided	$ 1,000,000		$ 1,000,000